CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 217,114	$ 33,664
Accounts receivable	788	1,051
Unbilled receivables	221	219
Inventories, net	1,006	707
Prepaid expenses and other current assets	9,202	693
Total current assets	228,331	36,334
Property and equipment, net	7,051	1,425
Other non-current assets	441	292
Total assets	235,823	38,051
Current liabilities:
Accounts payable	1,681	972
Accrued liabilities	4,480	1,255
Notes payable, current		1,328
Total current liabilities	6,161	3,555
Notes payable, net of current		1,066
Warrant liabilities	13,701
Other non-current liabilities	1,999	526
Total liabilities	21,861	5,147
Commitments and contingencies (Note 11)
Stockholders’ equity:
Common stock, $0.0001 par value, 990,000,000 and 133,312,415 shares authorized as of December 31, 2021, and December 31, 2020; 137,722,658 and 104,039,354 shares issued and outstanding as of December 31, 2021, and December 31, 2020, respectively	14	10
Additional paid-in capital	359,439	96,880
Accumulated deficit	(145,491)	(63,983)
Total Sarcos Technology and Robotics Corporation stockholders’ equity	213,962	32,907
Noncontrolling interests		(3)
Total stockholders’ equity	213,962	32,904
Total liabilities and stockholders’ equity	$ 235,823	$ 38,051